N-2	Apr. 14, 2023
Cover [Abstract]
Entity Central Index Key	0001557746
Amendment Flag	false
Securities Act File Number	001-37581
Document Type	8-K
Entity Registrant Name	Aclaris Therapeutics, Inc.
Entity Address, Address Line One	640 Lee Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	324-7933
Entity Emerging Growth Company	false